10. INVENTORY, NET (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Net Details 2Abstract
Direct cost	$ 378,810,873	$ 382,485,664	$ 385,682,789